Deferred revenue	12 Months Ended
Jun. 30, 2024
Deferred revenue 1 [Abstract]
Deferred revenue
Note 20. Deferred revenue

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000

Current liabilities
British Columbia ("B.C.") Affordability Credit	2,078	-
AI Cloud deferred revenue	480	-

Total deferred revenue	2,558	-
The Government of B.C. announced on 22 February 2024 that all eligible British Columbia Hydro and Power Authority ("B.C. Hydro") customers will receive an electricity affordability credit from 1 April 2024 to 31 March 2025. As the conditions for receiving the credit have been met, the Group has recognized a receivable and associated deferred revenue for the credit to be received from 1 April 2024 to 31 March 2025.